ACQUISITION OF REVERA INC. (Unaudited Pro Forma Results) (Details) - ReVera Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Revenues	$ 155,842	$ 151,350
Net income	$ 19,328	$ 21,898